MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 26, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         Protective Life Insurance Company

Protective Variable Annuity Separate Account

File Nos. 811-8108 and 333-115212

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 12 to the Form N-4 registration statement for certain variable annuity contracts (“ProtectiveRewards II”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to increase the charge for Protective’s living benefit rider (the SecurePay rider) and change the rider’s age bands associated with the maximum withdrawal percentage with respect to riders issued on or after May 1, 2010, as well as to expend the circumstances under which the Company may waive surrender charges.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Cc:          Mr. Craig Ruckman

Ms. Elisabeth Bentzinger